Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0000051143
Registrant Name	INTERNATIONAL BUSINESS MACHINES CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES